Trade and Other Payables (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable	$ 213.1	$ 217.6
Employee and payroll liabilities	349.5	277.4
Accrued liabilities	72.1	81.0
Trade and other payables	634.7	$ 576.0
Deferred payments of non-corporate taxes	$ 17.4